DISCONTINUED OPERATIONS - Financial position of discontinued operations (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable	$ 14,107	$ 19,783	$ 31,540
Net current assets of discontinued operations	$ 14,107	$ 19,783	$ 31,540